Summary of Significant Accounting Policies (Details Narrative) (10-Q) - USD ($)	2 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2020
Federal deposit insurance corporation	$ 250,000	$ 250,000	$ 250,000
Revenues
Advertising expenses
Depreciation method	Our intangible assets are being amortized on a straight-line basis over a period of three years.		Our intangible assets are being amortized on a straight-line basis over a period of three years.
Impairment of long-lived assets
Number of potential additional dilutive securities outstanding
Stock based compensation
Customer Concentration Risk [Member] | Revenue [Member]
Concentration risk, percentage	10.00%	10.00%	10.00%